Borrowing And Financing - Schedule of Debt issuance costs by type (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Debt issuance costs	R$ 13,911	R$ 12,126
Current	1,404	1,290
Non-current	12,507	10,836
Financial institutions
Disclosure of detailed information about borrowings [line items]
Debt issuance costs	13,306	11,481
Public debentures
Disclosure of detailed information about borrowings [line items]
Debt issuance costs	R$ 605	R$ 645